Other Assets and Liabilities (Details of Other Assets and Liabilities) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Other Assets and Other Liabilities [Line Items]
Other assets	¥ 8,234,429	¥ 8,280,151
Other liabilities	6,608,355	¥ 6,268,999
Other financial assets [Member]
Other Assets and Other Liabilities [Line Items]
Other assets	68,966
Other financial liabilities [Member]
Other Assets and Other Liabilities [Line Items]
Other liabilities	¥ 131,210